Share-based Compensation - Allocation of Compensation Expense Related to Option (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 9,403,059	$ 4,751,933	$ 3,524,733
Selling, General and Administrative Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	4,428,266	2,215,282	1,472,993
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 4,974,793	$ 2,536,651	$ 2,051,740